Income Taxes - Schedule Of Income Before Income Tax Domestic And Foreign (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Net loss	$ (14,376)	$ (19,285)
UNITED STATES
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Net loss	(13,863)	12,095
Non-US [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Net loss	$ (513)	$ (31,380)